Operating Segments Operating Segments Level 4 (Details) - EBITDA by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Other Depreciation and Amortization	$ 154	$ 185	$ 153
Performance Additives [Member]
Segment Reporting Information [Line Items]
Other Depreciation and Amortization	61	62	54
Segment EBITDA	188	187	176
Formulated and Basic Silicones [Member]
Segment Reporting Information [Line Items]
Other Depreciation and Amortization	69	94	73
Segment EBITDA	105	70	25
Quartz [Member]
Segment Reporting Information [Line Items]
Other Depreciation and Amortization	24	29	26
Segment EBITDA	40	20	27
Parent Company [Member]
Segment Reporting Information [Line Items]
Segment EBITDA	293	238	194
Parent Company [Member] | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Segment EBITDA	$ (40)	$ (39)	$ (34)